INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Operating Loss Carryforwards	$ 476
Accumulated Deficit	(3,264)	(4,006)	(1,401)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	25.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	35.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	40.00%
Operating Loss Carryforwards, Expiration Dates	expires in the years 2018 to 2032
Foreign Tax Authority [Member]
Accumulated Deficit	$ 825